UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31,  2000.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2001.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of   2                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications       Call      000886-90-1      362,500.00   20,000 (c)       X                  1,2,3        X
                                                         90,625.00    5,000 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Alcatel                      Spon
                             Adr Cl 0  01373W-10-6    7,929,211.50  141,750           X                  1,2,3        X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp                  Com       001957-10-9    6,960,937.50  405,000           X                  1,2,3        X
                                                        773,437.50   45,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp                  Call      001957-90-9    1,375,000.00   80,000 (c)       X                  1,2,3        X
                                                        343,750.00   20,000 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp                  Put       001957-95-9    1,546,875.00   90,000 (p)       X                  1,2,3        X
                                                        171,875.00   10,000 (p)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Ames Dept Stores Inc         Com New   030789-50-7      115,000.00   80,000           X                  1,2,3        X
                                                         28,750.00   20,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
At Home Corp                 Com Ser A 045919-10-7      442,500.00   80,000           X                  1,2,3        X
                                                        110,625.00   20,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Brown & Sharpe Mfg Co.       CL A      115223-10-9      390,000.00   80,000           X                  1,2,3        X
                                                         97,500.00   20,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems Inc New  Com       12501N-10-8    1,495,750.00  124,000           X                  1,2,3        X
                                                        373,937.50   31,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp                 Com       151313-10-3    1,155,000.00  120,000           X                  1,2,3        X
                                                        288,750.00   30,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp                 Call      151313-90-3       63,525.00    6,600 (c)       X                  1,2,3        X
                                                         16,362.50    1,700 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                Call      172967-90-1    8,578,500.00  168,000 (c)       X                  1,2,3        X
                                                      2,144,625.00   42,000 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA New      Com       25746U-10-9   27,089,440.00  404,320           X                  1,2,3        X
-----------------------------------------------------------------------------------------------------------------------------------
Echostar Communications New  Cl A      278762-10-9      409,500.00   18,000           X                  1,2,3        X
                                                        102,375.00    4,500           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Exelixis Inc                 Com       30161Q-10-4       96,315.63    6,475           X                  1,2,3        X
                                                         95,200.00    6,400           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Kmart Corp                   Com       482584-10-9      210,000.00   40,000           X                  1,2,3        X
                                                         52,500.00   10,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Kmart Corp                   Put       482584-95-9    1,260,000.00  240,000 (p)       X                  1,2,3        X
                                                        325,500.00   62,000 (p)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Litton Inds Inc              Com       538021-10-6    1,218,687.50   15,500           X                  1,2,3        X
                                                        306,637.50    3,900           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                        66,021,192.13
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   2 of   2                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises Inc       Com       57383M-10-8      279,675.00  203,400           X                  1,2,3        X
                                                         69,850.00   50,800           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Finl Corp             Call      58551A-90-8      787,020.80   16,000 (c)       X                  1,2,3        X
                                                        196,755.20    4,000 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                 Call      620076-90-9      486,000.00   24,000 (c)       X                  1,2,3        X
                                                        121,500.00    6,000 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Nisource Inc                 Com       65473P-10-5      220,000.00   80,000           X                  1,2,3        X
                                                         54,664.50   19,878           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Rare Medium Group Inc        Com       75382N-10-9      311,100.00  163,200           X                  1,2,3        X
                                                         77,775.00   40,800           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Saks Inc                     Put       79377W-95-8      880,000.00   88,000 (p)       X                  1,2,3        X
                                                        220,000.00   22,000 (p)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co          Com       923436-10-9      676,462.50    7,731           X                  1,2,3        X
                                                            262.50        3           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp    Com       928615-10-3    2,415,000.00   24,000           X                  1,2,3        X
                                                        603,750.00    6,000           X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc GA New          Call      98157D-90-6      590,625.00   42,000 (c)       X                  1,2,3        X
                                                        112,500.00    8,000 (c)       X                  3            X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                          8,102,940.50
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate Totals                                      74,124,132.63
-----------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 2000.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.